THE GUARDIAN C+C VARIABLE ANNUITY

Supplement dated July 31, 2007

to

Prospectus dated May 1, 2007

The following information should be read in conjunction with the Prospectus dated May 1, 2007 for The Guardian C+C Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account F. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

1. The cover page of the prospectus is amended by adding the following variable investment options to the RS Variable Products Trust:

RS Mid Cap Opportunities VIP Series

RS Global Natural Resources VIP Series

RS Value VIP Series

RS Equity Dividend VIP Series

The Information Age VIP Series

2. Page 12 of the prospectus is amended by adding the following information to the Variable Investment Options table:

RS MidCap Opportunities VIP Series	Long-term capital growth	Equity securities of midcap companies
RS Global Natural Resources VIP Series	Long-term capital appreciation	Equity securities of issuers in natural resources industries
RS Value VIP Series	Long-term capital appreciation	Equity securities that the adviser believes are undervalued
RS Equity Dividend VIP Series	Long-term capital appreciation	Diversified portfolio of dividend paying common stocks
The Information Age VIP Series	Long-term capital appreciation	Equity securities of issuers in the information technology sector

3. Page 15 of the prospectus is amended by deleting the fourth paragraph and replacing it with the following:

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, RS Investment Management, A I M Advisors, Inc., Fred Alger Management, Inc., Janus Capital Management LLC, American Century Investment Management Inc., Fidelity Management & Research Company, Alliance Capital Management LP, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. This compensation ranges from .15% to .30% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AIM, AllianceBernstein, Fidelity, Franklin Templeton, Janus, MFS, RS Investments, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, the funds. We may profit from these payments.

4. Page 15 of the prospectus is amended by deleting the first section in the investment advisers table and replacing it with the following:

Fund	Investment adviser and principal business address

RS Core Equity VIP Series

RS Partners VIP Series

RS Small Cap Core Equity VIP Series

RS Mid Cap Opportunities VIP Series

RS Global Natural Resources VIP Series

RS Value VIP Series

RS Equity Dividend VIP Series

The Information Age VIP Series

RS Investment Management Co. LLC 388 Market Street San Francisco, CA 94111

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5. Page 43 of the prospectus is amended by deleting the asset allocation chart and replacing it with the following:

10% –	RS Money Market VIP Series, RS Low Duration Bond VIP Series or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

40% –	RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, AIM V.I. Government Securities Fund, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

40% –	AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AllianceBernstein Growth & Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, RS Core Equity VIP Series, RS S&P 500 Index VIP Series, RS Asset Allocation VIP Series, RS High Yield Bond VIP Series, RS Large Cap Value VIP Series, RS Partners VIP Series, RS International Growth VIP Series, RS Value VIP Series, RS Equity Dividend VIP Series, Janus Aspen Flexible Bond Portfolio, Janus Aspen Growth and Income Portfolio, MFS Strategic Income Series, MFS Investors Trust Series, Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% –	AIM V.I. Capital Appreciation Fund, Alger American Leveraged Allcap Portfolio, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Global Technology Portfolio, American Century VP Capital Appreciation, RS Small Cap Core Equity VIP Series, RS Emerging Markets VIP Series, RS Mid Cap Opportunities VIP Series, RS Global Natural Resources VIP Series, The Information Age VIP Series, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Core Equity Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.

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